Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of $100 Investment
Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(1)	Average Compensation Actually Paid to Non-CEO NEOs ($)(2)(3)	PLMR Total Shareholder Return ($)(4)	Comparator Group Total Shareholder Return ($)(4)	Net Income (in $000s) ($)	Company Selected Metric: Adjusted Return on Equity(5)
2023	3,541,369	4,787,065	1,041,504	1,366,774	114.60	125.47	79,201	21.9%
2022	3,000,327	(1,497,733)	774,572	519,793	93.25	104.20	52,170	18.3%
2021	19,246,249	16,982,053	3,486,487	2,279,277	133.74	113.66	45,847	13.8%
2020	1,063,612	5,720,732	686,310	1,683,012	183.44	100.42	6,257	2.6%

PEO Total Compensation Amount	[1]	$ 3,541,369	$ 3,000,327	$ 19,246,249	$ 1,063,612
PEO Actually Paid Compensation Amount	[2]	4,787,065	(1,497,733)	16,982,053	5,720,732
Non-PEO NEO Average Total Compensation Amount	[1]	1,041,504	774,572	3,486,487	686,310
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	$ 1,366,774	519,793	2,279,277	1,683,012
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Pay-for-Performance Alignment

The following table identifies the four most important financial performance measures used by our Compensation Committee to link the “compensation actually paid” (CAP) to our CEO and other NEOs in 2023 to company performance, calculated in accordance with SEC regulations. The role of each of these performance measures on our NEOs’ compensation is discussed in the CD&A above.

Financial Performance Metrics(1)
Pre-Tax Adjusted Net Income
Pre-Tax Pre-Cat Adjusted Net Income
Gross Written Premiums
Adjusted ROE

Total Shareholder Return Amount	[4]	$ 114.60	93.25	133.74	183.44
Peer Group Total Shareholder Return Amount	[4]	125.47	104.20	113.66	100.42
Net Income (Loss) Attributable to Parent		$ 79,201,000	$ 52,170,000	$ 45,847,000	$ 6,257,000
Company Selected Measure Amount	[5]	21.09	18.03	13.08	2.06
PEO Name		Mr. Armstrong
PEO [Member] | Reported Value Of Equity Awards For C E O [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	$ (1,308,212)	$ (1,337,771)	$ (17,596,208)	$ (450,654)
PEO [Member] | Equity Award Adjustments For C E O [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	2,553,908	(3,160,289)	15,332,012	5,107,774
PEO [Member] | As Of Year End For Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,982,630	1,493,399	15,448,189	386,901
PEO [Member] | Yo Y Increase Decrease Of Unvested Awards From Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		209,958	(4,442,989)	(63,849)	1,521,374
PEO [Member] | Increase Decrease From Prior Fiscal Year End Of Awards Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		361,320	(210,699)	(52,335)	3,199,498
Non-PEO NEO [Member] | As Of Year End For Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		424,318	319,133	1,871,865	470,453
Non-PEO NEO [Member] | Yo Y Increase Decrease Of Unvested Awards From Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		107,823	(424,595)	(185,648)	297,807
Non-PEO NEO [Member] | Increase Decrease From Prior Fiscal Year End Of Awards Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		73,109	(6,379)	(45,886)	626,291
Non-PEO NEO [Member] | Average Equity Award Adjustments For Non C E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	(279,981)	(142,938)	(2,847,541)	(397,849)
Non-PEO NEO [Member] | Average Reported Value Of Equity Awards For Non C E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	$ 605,250	$ (111,842)	$ 1,640,330	$ 1,394,551
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	[10]	Pre-Tax Adjusted Net Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	[10]	Pre-Tax Pre-Cat Adjusted Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	[10]	Gross Written Premiums
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	[10]	Adjusted ROE
Non-GAAP Measure Description [Text Block]		Adjusted ROE is a key metric that shareholders use to evaluate our performance and capital efficiency. Adjusted ROE is a Non-GAAP Financial Measure; see Reconciliation of Non-GAAP Financial Measures in Appendix A.

[1]	Represents the dollar amounts of total compensation reported for our CEO, Mr. Armstrong, and the average dollar amounts of total compensation reported for our non-CEO NEOs in the Summary Compensation Table for the fiscal years 2023, 2022, 2021 and 2020, respectively. For 2023, our non-CEO NEOs were Chris Uchida, Jon Christianson, Jon Knutzen and Angela Grant. For 2022, our non-CEO NEOs were Chris Uchida, Jon Christianson, Jon Knutzen, Angela Grant, Michelle Johnson and Heath Fisher. For 2021, our non-CEO NEOs were Chris Uchida, Jon Christianson, Jon Knutzen and Heath Fisher. For 2020, our non-CEO NEOs were Chris Uchida, Jon Christianson, Heath Fisher, and Bill Bold.
[2]	Represents the dollar amounts of “compensation actually paid” computed in accordance with SEC requirements. The amounts do not reflect actual compensation paid to our CEO or other NEOs during the applicable year, but instead also include (i) the year-end value of stock awards granted during the reported year and (ii) change in value of stock awards that were unvested at the end of the prior year (measured through the earlier of the vest date or through the end of the reported fiscal year).
[3]	Represents the dollar amounts of total compensation reported for our other NEOs in the Summary Compensation Table. The non-CEO NEOs for the fiscal years 2023, 2022, 2021 and 2020, respectively, represent the actual NEOs reported in the proxy for the applicable reporting year, inclusive of any year-over-year changes in the NEO population.
[4]	Represents the cumulative total shareholder return of Palomar and the NASDAQ Insurance Index (the “Index”), assuming $100 was invested in PLMR and the Index on January 1, 2020.
[5]	Adjusted ROE is a key metric that shareholders use to evaluate our performance and capital efficiency. Adjusted ROE is a Non-GAAP Financial Measure; see Reconciliation of Non-GAAP Financial Measures in Appendix A.
[6]	Reflects grant date value of stock and option awards for our CEO, as reported in the SCT for each applicable year.
[7]	Represents the year-over-year change in the fair value of stock and option awards to our CEO, as itemized below.
[8]	Reflects grant date value of stock and option awards for our non-CEO NEOs, as reported in the SCT for each applicable year.
[9]	Represents the year-over-year change in the fair value of stock and option awards to our non-CEO NEOs, as itemized below.
[10]	Pre-Tax Adjusted Net Income (ANI), Pre-Tax Pre-Catastrophe ANI and Adjusted ROE are non-GAAP financial measure; see Reconciliation of Non-GAAP Financial Measures in Appendix A.